Revenue from Contract with Customers - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 1,085,354	€ 983,680	€ 843,920
High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	366,433	293,229	207,815
Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	512,855	506,423	486,223
Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	206,066	184,028	149,882
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	634,047	599,712	493,474
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	102,901	100,262	117,747
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	317,536	250,838	206,961
South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	30,870	32,868	25,738
Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	877,786	798,082	703,194
Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	207,568	185,598	140,726
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	879,288	799,652	694,038
Biopharmaceutical and Diagnostic Solutions | High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	366,433	293,229	207,815
Biopharmaceutical and Diagnostic Solutions | Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	512,855	506,423	486,223
Biopharmaceutical and Diagnostic Solutions | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	523,681	502,066	415,489
Biopharmaceutical and Diagnostic Solutions | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	76,436	70,332	79,463
Biopharmaceutical and Diagnostic Solutions | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	253,870	198,153	175,231
Biopharmaceutical and Diagnostic Solutions | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	25,301	29,101	23,855
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	861,551	780,903	667,717
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	17,737	18,749	26,321
Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	206,066	184,028	149,882
Engineering | Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	206,066	184,028	149,882
Engineering | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	110,366	97,646	77,985
Engineering | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	26,465	29,930	38,284
Engineering | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	63,666	52,685	31,730
Engineering | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	5,569	3,767	1,883
Engineering | Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	16,235	17,179	35,477
Engineering | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 189,831	€ 166,849	€ 114,405